Form 13F

Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
"                 Charlotte, North Carolina 28202-4012"

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

"Signature, Place, and Date of Signing:"
Janice C. Walker	"Charlotte, N.C."		"August 14,2001"			10-Aug-99
________________      _______________________    _____________
[Signature]	"[City, State]"		[Date]			[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
"         report, and all holdings are reported by other reporting"
         manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  19

"Form 13F Information Table Value Total:  $286,350"

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

None

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			FORM 13F INFORMATION TABLE
			VALUE	SHARES/			SH/	PUT/	INVSTMT	VOTING AUTHORITY
Name of Issuer	Title of Class	CUSIP	(X$1000)	PRN AMT			PRN	CAL	DSRETN	SOLE	SHARED	NONE


DUKE ENERGY CORP COM	COM	264399106	" 281,240 "	" 7,209,442 "			SH		SOLE	" 7,209,442 "
ADC TELECOMMUNICATIONS 	COM	000886101	" 1,731 "	" 262,253 "			SH		SOLE	" 262,253 "
AKAMAI TECHNOLOGIES	COM	00971T101	 368 	" 40,129 "			SH		SOLE	" 40,129 "
APPLIED MAGNETICS CORP	COM	38213104	 1 	" 103,977 "			SH		SOLE	" 103,977 "
BSQUARE CORP	COM	11776U102	 109 	" 10,360 "			SH		SOLE	" 10,360 "
"FOUNDRY NETWORKDS, INC. "	COM	35063R100	 535 	" 26,757 "			SH		SOLE	" 26,757 "
"HANDSPRING, INC. "	COM	410293104	 179 	" 23,249 "			SH		SOLE	" 23,249 "
"HEALTHCENTRAL.COM, INC. "	COM	42221V403	 4 	" 11,757 "			SH		SOLE	" 11,757 "
"MICROTUNE, INC. "	COM	59514P109	 301 	" 13,661 "			SH		SOLE	" 13,661 "
NEOFORMA.COM INC 	COM	640475992	 20 	" 23,515 "			SH		SOLE	" 23,515 "
NETCENTIVES 	COM	64108P101	 14 	" 26,815 "			SH		SOLE	" 26,815 "
"NEW FOCUS, INC "	COM	644383101	 272 	" 33,000 "			SH		SOLE	" 33,000 "
ONI SYSTEMS CORP	COM	68273F103	 440 	" 15,762 "			SH		SOLE	" 15,762 "
SCIENT CORPORATION 	COM	80864H109	 38 	" 40,789 "			SH		SOLE	" 40,789 "
SELECTICA INC.	COM	816288104	 380 	" 88,771 "			SH		SOLE	" 88,771 "
STAMPS.COM INC.	COM	852857101	 75 	" 20,000 "			SH		SOLE	" 20,000 "
TIV0 INC. 	COM	888706108	 64 	" 11,574 "			SH		SOLE	" 11,574 "
"VITRIA TECHNOLOGY, INC "	COM	92849Q104	 352 	" 102,442 "			SH		SOLE	" 102,442 "
"WITNESS SYSTEMS, INC. "	COM	977424100	 227 	" 20,615 "			SH		SOLE	" 20,615 "


TOTAL			"286,350"
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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